Basis of Presentation - Fair Value Disclosures (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of senior credit facility	$ 0	$ 75,000
Term loan facility	75,000	0
Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term loan facility	71,500
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of senior credit facility		$ 75,000
Term loan facility	$ 74,400